OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Government supports - COVID-19	7	4,668	1,840
Government grants	333	-	-
Other income	-	-	17
Rental income from premises	3	4	3

	343	4,672	1,860